Annual Total Returns - AMG Yacktman Fund (Class I) [BarChart] - Class I - AMG Yacktman Fund - Class I	Apr. 24, 2021
Bar Chart Table:
Annual Return 2011	7.30%
Annual Return 2012	11.48%
Annual Return 2013	27.74%
Annual Return 2014	11.33%
Annual Return 2015	(5.63%)
Annual Return 2016	11.20%
Annual Return 2017	18.23%
Annual Return 2018	2.69%
Annual Return 2019	17.66%
Annual Return 2020	15.28%